Goodwill	12 Months Ended
Jun. 30, 2025
Goodwill [Abstract]
GOODWILL

NOTE 8 – GOODWILL

The Company had two reporting units, consisting of IT services and Academic education services as of June 30, 2025 and 2024.

The changes in the carrying amount of goodwill for each reporting unit for the years ended June 30, 2025 and 2024 were as follows:

	IT services	Academic education services	Total
Balance as of July 1, 2023	-	-	-
Acquired (Note 3)	126,707	1,384,197	1,510,904
Foreign currency translation adjustment	(337)	(36,668)	(37,005)
Balance as of July 1, 2024	126,370	1,347,529	1,473,899
Impairment	(129,270)	-	(129,270)
Foreign currency translation adjustment	2,900	88,253	91,153
Balance as of June 30, 2025	-	1,435,782	1,435,782

IT services reporting unit

For the year ended June 30, 2025, the Company bypassed the qualitative assessment and performed quantitative assessment for the goodwill allocated to IT services reporting unit using the market approach. The Company assessed and determined that the fair value of the IT services reporting unit was less than their carrying amount and therefore, impairment loss of $129,270 was recognized for the year ended June 30, 2025.

For the year ended June 30, 2024, the Company performed a qualitative assessment for the goodwill allocated to IT services reporting unit based on the requirements of ASC 350-20. The Company assessed the totality of events or circumstances and determined that it is not more likely than not that the fair value of the reporting unit was less than their carrying amount. Therefore, no impairment loss was recognized for the year ended June 30, 2024.

Academic education services reporting unit

For the year ended June 30, 2025, the Company bypassed the qualitative assessment and performed quantitative assessment for the goodwill allocated to Academic education services. The fair value of this reporting unit has been determined using the discounted cash flow approach. Significant assumptions used included projected revenue growth rates and discount rate. As of June 30, 2025, the fair value of the Academic education services reporting unit exceeded its carrying amount. Therefore, no impairment loss was recognized for the year ended June 30, 2025.

For the year ended June 30, 2024, the Company performed a qualitative assessment for the goodwill allocated to Academic education services reporting unit based on the requirements of ASC 350-20. The Company assessed the totality of events or circumstances and determined that it is not more likely than not that the fair value of the reporting unit was less than their carrying amount. Therefore, no impairment loss was recognized for the year ended June 30, 2024.